Net income / (loss) per share attributable to the Company	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net Loss per Share Attributable to the Company
2.
Net income / (loss) per share attributable to the Company

The Company uses the treasury stock method of calculating diluted net income / (loss) per share attributable to the Company. For the year ended December 31, 2024, we excluded all potentially dilutive stock options and warrants in calculating diluted net income per share as the effect was antidilutive. For the years ended December 31, 2023 and 2022, we excluded all potentially dilutive restricted stock units, stock options, warrants and LLC units in calculating diluted net loss per share attributable to the Company as the effect was antidilutive.

The following table sets forth the computation of the Company’s basic and diluted net income / (loss) per ordinary share attributable to the Company.

	Year ended December 31,
	2024	2023	2022
Numerator
Net income / (loss) attributable to the Company - basic	$22,160	$(20,251)	$(1,862,655)
Net income / (loss) attributable to the Company - diluted	$22,160	$(20,251)	$(1,862,655)
Denominator
Weighted average shares – basic	60,884,122	61,434,238	60,519,640
Weighted average shares – diluted (1)	61,896,518	61,434,238	60,519,640
Net income / (loss) per share attributable to the Company
Basic	$0.36	$(0.33)	$(30.78)
Diluted	$0.36	$(0.33)	$(30.78)

(1)
The denominator used in the calculation of diluted net income per share for the year ended December 31, 2024 has been adjusted to include an additional 1,012,396 shares representing the dilutive effect of restricted stock units.